RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Media traffic purchase	$ 2,472,788	$ 960,567	$ 4,949,334	$ 4,588,397
Related Party [Member]
Related Party Transaction [Line Items]
Payroll liabilities	4,217,047		4,217,047		$ 2,126,562
Accounts payable